PARENT-ONLY FINANCIALS - Restricted Stock Units (Details) - Restricted Stock Units (RSUs) [Member] - USD ($)	Oct. 29, 2021	Oct. 29, 2020
Stock Issued During Period, Shares, Restricted Stock Award, Gross		127,273
Stock Issued During Period, Value, Restricted Stock Award, Gross		$ 140,000
RSUs vested	127,273	12,727
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Forfeited in Period		9,545
Pre Reverse Split [Member]
RSUs vested		127,273
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Forfeited in Period		95,457